Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jul. 01, 2015	Jun. 30, 2015
C000009900
Account Value [Line Items]
Line Graph and Table Measure Name	James Balanced: Golden Rainbow Fund - Retail Class
Account Value	$ 14,130	$ 13,031	$ 11,472	$ 10,782	$ 11,844	$ 10,265	$ 10,388	$ 10,519	$ 10,326	$ 9,936		$ 10,000
C000075008
Account Value [Line Items]
Line Graph and Table Measure Name	James Balanced: Golden Rainbow Fund - Institutional Class
Account Value	$ 72,435	66,623	58,490	54,850	60,094	51,972	52,462	52,987	51,890	49,783		50,000
C000009903
Account Value [Line Items]
Line Graph and Table Measure Name	James Small Cap Fund
Account Value	$ 19,546	17,482	14,032	12,114	13,165	8,083	9,984	11,833	10,621	9,538		10,000
C000090023
Account Value [Line Items]
Line Graph and Table Measure Name	James Micro Cap Fund
Account Value	$ 18,985	18,781	15,601	13,489	15,434	9,988	12,099	12,770	11,440	9,956		10,000
C000157576
Account Value [Line Items]
Line Graph and Table Measure Name	James Aggressive Allocation Fund
Account Value	$ 15,896	14,361	11,856	10,308	12,007	9,596	10,499	10,869	10,124	9,502	$ 10,000
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Account Value	33,663	29,215	23,734	19,961	23,314	16,159	15,148	13,881	12,078	10,193		10,000
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Account Value	$ 168,314	146,074	118,668	99,803	116,571	80,793	75,742	69,406	60,391	50,967		50,000
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Account Value	$ 33,663	29,215	23,734	19,961	23,314	16,159	15,148	13,881	12,078	10,193		10,000
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Account Value	$ 33,663	29,215	23,734	19,961	23,314	16,159	15,148	13,881	12,078	10,193		10,000
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Account Value	33,447	29,027	23,581	19,833	23,165	16,055	15,051	13,792	12,001	10,128	10,000
James Golden Rainbow Blend *
Account Value [Line Items]
Account Value	18,729	17,050	15,498	14,368	16,613	13,284	12,726	12,061	11,182	10,147		10,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	12,237	11,465	11,003	11,014	11,879	11,856	11,068	10,351	10,411	10,433		10,000
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Account Value [Line Items]
Account Value	34,734	30,078	24,275	20,345	23,548	16,464	15,297	13,887	12,113	10,262		10,000
VettaFi U.S. Equity Small-Cap 2000 Index
Account Value [Line Items]
Account Value	19,601	17,993	16,792	15,079	20,329	12,205	13,242	13,813	11,637	9,355		10,000
James Golden Rainbow Blend *
Account Value [Line Items]
Account Value	93,644	85,248	77,489	71,838	83,065	66,419	63,629	60,306	55,910	50,734		50,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	61,186	57,323	55,017	55,069	59,393	59,279	55,341	51,754	52,055	52,166		50,000
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Account Value [Line Items]
Account Value	173,670	150,389	121,375	101,725	117,742	82,322	76,487	69,433	60,563	51,311		50,000
VettaFi U.S. Equity Small-Cap 2000 Index
Account Value [Line Items]
Account Value	$ 98,005	89,964	83,962	75,397	101,646	61,025	66,212	69,067	58,183	46,775		50,000
VettaFi U.S. Equity Small-Cap 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity Small-Cap 2000 Index
Account Value	$ 19,601	17,993	16,792	15,079	20,329	12,205	13,242	13,813	11,637	9,355		10,000
VettaFi U.S. Equity Micro-Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity Micro-Cap Index
Account Value	$ 14,510	12,967	13,560	13,007	20,161	11,200	11,775	13,567	11,187	8,658		$ 10,000
James Aggressive Blend *
Account Value [Line Items]
Account Value	24,076	21,484	18,569	16,584	19,051	14,984	13,817	12,630	11,552	10,352	10,000
Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	$ 12,142	$ 11,467	$ 11,161	$ 11,240	$ 12,608	$ 12,658	$ 11,505	$ 10,601	$ 10,668	$ 10,712	$ 10,000